Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2011
Operating Results of the Green Country Supply Divisions Reclassified as Discontinued Operations

The operating results of these divisions have been reclassified as discontinued operations in the consolidated statements of operations as detailed in the table below. There was no activity associated with these divisions during 2011 or 2010.

Year ended December 31, 2009
Revenues	$8,760
Operating expenses	(8,375)
Depreciation, depletion and amortization	(541)
Gain on sale	10,449

Income before income taxes	10,293
Income tax expense	3,841

Income from discontinued operations	$6,452

There were no assets held for sale or liabilities associated with discontinued operations as of December 31, 2011 or 2010.